Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income Tax Provision Benefit Abstract
Current	$ 37,885
Deferred	(9,118)
Total	$ 28,767